Other receivables	12 Months Ended
Dec. 31, 2023
Other Receivables
Other receivables

Note	18 | Other receivables

	Note	12.31.23	12.31.22
Non-current:
Related parties	34.c	3	9

Current:
Framework agreement (1)	2.d	276	8,624
Assigned assets and in custody (2)		20,406	14,558
Judicial deposits		374	649
Security deposits		366	307
Prepaid expenses		897	1,184
Advances to personnel		-	5
Financial credit		-	43
Advances to suppliers		1,373	961
Tax credits		8,756	30,608
Debtors for complementary activities		1,642	1,265
Other		15	164
Allowance for the impairment of other receivables		(59)	(136)
Total current		34,046	58,232

(1)	As of December 31, 2023 and 2022, $ 276 and $ 4,724 relate to the Framework Agreement related to the Recognition of consumption in vulnerable neighborhoods period 2022, respectively, and as of December 31, 2022, $ 3,900 relates to the Framework Agreement signed in December 2020 related to the Works Plan of the AMBA’s network.
(2)	As of December 31, 2023 and 2022, relate to Securities issued by private companies for NV 19,610,291 and NV 11,771,500, respectively, assigned to Global Valores S.A. As of December 31, 2022, included cash deriving from the collection of securities for USD 2,924,022. The Company retains the risks and rewards of the aforementioned assets and may make use of them at any time, at its own request.

The value of the Company’s other financial receivables approximates their fair value.

The non-current other receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.23	12.31.22
Balance at beginning of the year	136	178
Increase	56	75
Result from exposure to inflation	(133)	(95)
Recovery	-	(22)
Balance at end of the year	59	136

The aging analysis of these other receivables is as follows:

	12.31.23	12.31.22
Without expiry date	740	956
Past due	3,247	6,976
Up to 3 months	2,101	11,382
From 3 to 6 months	4,856	12,516
From 6 to 9 months	1,365	6,783
From 9 to 12 months	21,737	19,619
More than 12 months	3	9
Total other receivables	34,049	58,241

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.